Valuation Techniques, Significant Unobservable Inputs, Quantitative Information Non-recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Loans
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Valuation Technique	Market Approach
Unobservable Input	Discount to reflect realizable value
Loans | Fair Value, Inputs, Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial instrument, Fair value	35.0
Other Real Estate Owned
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Valuation Technique	Market Approach
Unobservable Input	Discount to reflect realizable value
Other Real Estate Owned | Fair Value, Inputs, Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial instrument, Fair value	2.3
Lower Limit | Loans
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Discount	15.00%
Lower Limit | Other Real Estate Owned
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Discount	15.00%
Upper Limit | Loans
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Discount	40.00%
Upper Limit | Other Real Estate Owned
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Discount	40.00%